UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    AEGON USA Investment Management, LLC
Address: 4333 Edgewood Rd. N.E.
         MS 5110
         Cedar Rapids, IA  52499-5110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David M. Carney
Title:     Chief Financial Officer
Phone:     319-355-8646

Signature, Place, and Date of Signing:

     /s/ David M Carney     Cedar Rapids, IA     February 13, 2009


Report Type (Check only one.):

[ X ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $114651 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


NONE


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

						FORM 13F INFORMATION TABLE
					  AEGON USA INVESTMENT MANAGEMENT, LLC
						  AS OF December 31, 2008


	COLUMN 1	        COLUMN 2     COLUMN 3  COLUMN 4	  COLUMN 5	   COLUMN 6   COLUMN 7        COLUMN 8

						        VALUE     SHRS OR   SH/ PUT/ INVETMNT OTHER	  VOTING AUTHORITY
  NAME OF ISSUER	   TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRTN  MGRS   SOLE    SHARED     NONE
NEWTEK BUSINESS SERV  INC   COM            652526104          5      22000  SH      SOLE   N/A         22000
QUALITY DISTRIBUTION INC    COM            74756M102         43      14274  SH      SOLE   N/A         14274
PGT                         COM            69336V101         57      50000  SH      SOLE   N/A         50000
DANA HOLDING CORP           COM            235825205         92     124911  SH      SOLE   N/A        124911
RADIAN GROUP IN             COM            750236101        137      37270  SH      SOLE   N/A         37270
DELTA AIRLINES              COM            247361702        320      36331  SH      SOLE   N/A         36331
HIGHLAND CREDIT STRATEGI    COM            43005Q107       1152     202116  SH      SOLE   N/A        202116
OWENS CORNING INC           COM            690742101       1211      70000  SH      SOLE   N/A         70000
CALPINE CORP                COM            131347304       1240     170305  SH      SOLE   N/A        170305
STAR GAS PARTNERS LP        UNIT LTD PART  85512C105       1332     557499  SH      SOLE   N/A        557499
VANGUARD EMERGING MARKET    EMR MKT ETF    922042858       2999     127258  SH      SOLE   N/A        127258
HARTFORD INCOME SHARES FD   COM            416537108       3334     724808  SH      SOLE   N/A        724808
VANGUARD ETF PACIFIC        PACIFIC ETF    922042866       4189      95597  SH      SOLE   N/A         95597
VANGUARD SMALL-CAP ETF      SMALL CP ETF   922908751       4321     101750  SH      SOLE   N/A        101750
WESTERN ASSET INCOME FUND   COM            95766T100       4866     464047  SH      SOLE   N/A        464047
FORT DEARBORN INCOME SEC    COM            347200107       5964     433428  SH      SOLE   N/A        433428
PRIMUS GUARANTY LTD         SHS            G72457107       6364    5582585  SH      SOLE   N/A       5582585
TRANSAMERICA INCOME SHRS    COM            893506105       7649     479575  SH      SOLE   N/A        479575
VANGUARD LARGE-CAP ETF      LARGE CAP ETF  922908637       8534     209415  SH      SOLE   N/A        209415
VANGUARD ETF EUROPEAN       EURPEAN ETF    922042874       8810     229677  SH      SOLE   N/A        229677
VANGUARD VALUE ETF          VALUE ETF      922908744      13126     318909  SH      SOLE   N/A        318909
VANGUARD GROWTH ETF         GROWTH ETF     922908736      13387     338830  SH      SOLE   N/A        338830
VANGUARD                    TOTAL BND MKT  921937835      25517     323127  SH      SOLE   N/A        323127